Mobile Financial Services activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	Consolidated	activities		Financial		telecom
	Financial			Services		activities / mobile
	Statements					financial services
Non-current financial assets related to Mobile Financial Services activities	297	—		297	17.1.1	—
Non-current financial assets	1,036	1,063	13.7	—		(27)	(1)
Non-current derivatives assets	956	886	13.8	70	17.1.3	—
Current financial assets related to Mobile Financial Services activities	3,184	—		3,192	17.1.1	(7)
Current financial assets	2,713	2,713	13.7	—		—
Current derivatives assets	37	37	13.8	—	17.1.3	—
Cash and cash equivalents	5,618	5,504	13.8	113	17.1.3	—
Total	13,841	10,204	13.8	3,672	17.1.3	(35)

Non-current financial liabilities related to Mobile Financial Services activities	73	—		100	17.1.2	(27)	(1)
Non-current financial liabilities	30,535	30,535	13.3	—		—
Non-current derivatives liabilities	225	205	13.8	19	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,073	—		3,073	17.1.2	—
Current financial liabilities	5,451	5,458	13.3	—		(7)
Current derivatives liabilities	40	40	13.8	—	17.1.3	—
Total	39,396	36,238		3,193		(35)

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	December 31, 2023			December 31, 2022	December 31, 2021
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	3	3
Investments securities	3	—	3	3	3
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	32	—	32	296	441
Debt securities	32	—	32	296	441
Financial assets at fair value through profit or loss	38	—	38	50	73
Investments at fair value	—	—	—	—	—
Cash collateral paid	29	—	29	42	59
Other	9	—	9	8	14
Financial assets at amortized cost	224	3,173	3,397	3,021	2,752
Fixed-income securities	224	1	225	310	387
Loans and receivables to customers	—	2,394	2,394	2,517	2,297
Loans and receivables to credit institutions	—	778	778	191	66
Other	—	—	—	2	1
Total financial assets related to Orange Bank activities	297	3,174	3,471	3,370	3,268

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2023	2022	2021
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the opening balance	296	441	540
Acquisitions	—	405	732
Repayments and disposals	(266)	(538)	(839)
Changes in fair value	2	(12)	—
Other items	—	—	7
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the closing balance	32	296	441

(in millions of euros)	2023	2022	2021
Profit (loss) recognized in other comprehensive income during the period	2	(2)	1
Reclassification adjustment in net income during the period	—	—	—
Other comprehensive income related to Orange Bank	2	(2)	1

Schedule of loans and advances

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Overdrafts (1)	763	900	828
Housing loans	883	956	914
Investment loans	58	72	86
Installment receivables (2)	604	519	422
Current accounts	6	28	5
Other	80	42	42
Total loans and receivables to customers	2,394	2,517	2,297
Overnight deposits and loans	695	83	2
Loans and receivables	38	44	45
Other	45	64	19
Total loans and receivables to credit institutions	778	191	66

(1)	Since October 2020, Orange Bank has been engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 540 million euros.
(2)	Purchase of Orange Espagne receivables.

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2023	December 31, 2022	December 31,2021
Payables to customers(1)	2,601	1,787	1,796
Debts with financial institutions(2)	215	837	1,009
Deposit certificate	219	325	356
Cash collateral deposit	73	82	—
Other(3)	66	112	27
Total Financial liabilities related to Orange Bank activities(4)	3,173	3,143	3,188

(1)	Including 1.2 billion euros from deposits collected via Germany's RAISIN platform.
(2)	Decrease mainly related to repayments to the European Central Bank (TLTROs) of 601 million euros.
(3)	Including 37 million euros of rate hedging credit portfolios reassessment.
(4)	Including 100 million euros in non-current financial liabilities in 2023, 110 million euros in 2022 and 27 million euros in 2021.

Schedule of debts related to banking activities

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Current accounts	527	680	764
Passbooks and special savings accounts(1)	800	1,010	995
Term accounts(2)	1,234	40	—
Other	40	57	37
Total payables to customers	2,601	1,787	1,796
Term borrowings and advances	108	700	667
Securities delivered under repurchase agreements	107	137	331
Other	—	—	11
Total debts with credit institutions	215	837	1,009
(1)At the end of December 2023, 38 million euros has been centralized at Caisse des Dépôts.

(2)At the end of December 2023, 1.2 billion euros has been collected via the German RAISIN platform.

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31,	2024	2025 to	2029
		2023		2028	and beyond
Investments securities	17.1.1	3		3
Debt securities	17.1.1	32		32
Investments at fair value	17.1.1
Fixed-income securities	17.1.1	225	18	86	120
Loans and receivables to customers	17.1.1	2,394	778	928	688
Loans and receivables to credit institutions	17.1.1	778	778	—	—
Other financial assets and derivatives		109	35	4	70
Total financial assets		3,542	1,609	1,054	879
Payable to customers	17.1.2	2,601	2,601	—	—
Debts with financial institutions	17.1.2	215	215	—	—
Deposit certificate	17.1.2	219	199	20	—
Other financial liabilities and derivatives		158	77	3	78
Total financial liabilities		3,193	3,092	23	78

Schedule of the fair value of financial assets and liabilities

(in millions of euros)			December 31, 2023
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables(2)	17.1.1	AC	3,173	3,000	—	3,000	—
Financial assets at amortized cost	17.1.1	AC	225	209	209	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	38	37	37	—	—
Debt securities	17.1.1	FVOCIR	32	32	32	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(3)	17.1	AC	79	79	79	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,173)	(3,173)	—	(3,173)	—
Derivatives (net amount)(4)	17.1.3		51	51	—	51	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Loans and receivables were remeasured using an actuarial method, taking into account the changes in interest rates.
(3)	Includes only cash.
(4)	The classification for derivatives depends on their accounting qualification.

(in millions of euros)			December 31, 2022
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,708	2,708	—	2,708	—
Financial assets at amortized cost	17.1.1	AC	313	313	313	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	50	50	50	—	—
Debt securities	17.1.1	FVOCIR	296	296	296	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)		AC	79	79	79	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,143)	(3,143)	—	(3,143)	—
Derivatives (net amount)(3)			54	54	—	54	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives depends on their accounting qualification.

(in millions of euros)			December 31, 2021
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	2,363	2,363	—	2,363	—
Financial assets at amortized cost	17.1.1	AC	387	387	387	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	73	73	73	—	—
Debt securities	17.1.1	FVOCIR	441	441	441	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)		AC	360	360	360	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,188)	(3,188)	—	(3,188)	—
Derivatives (net amount)(3)			(58)	(58)	—	(58)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives depends on their accounting qualification.

Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Financing commitments (1)	17	53	88
Guarantee commitments	5	5	6
On behalf of financial institutions	3	3	4
On behalf of customers	2	2	2
Property lease commitments	—	—	—
Total	22	59	94

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted.

Commitments received

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Received from financial institutions (1)	1,284	932	871
Received from customers	68	76	88
Total	1,352	1,008	959
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee real estate loans distributed in the amount of 831 million euros, and a financing commitment received from BNP Paribas in the amount of 450 million euros.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021

Assets pledged as security to lending financial institutions as guarantees for bank loans(1)	126	726	848
Total	126	726	848

(1)Corresponds to securities pledged by Orange Bank to financial lending institutions as guarantees for bank loans.